Intangible assets	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
6.
Intangible assets

	Computer software	Customer contracts#		Development rights	Other intangible assets	Carbon credit rights	Goodwill	Intangible asset under development	Total intangible assets
	(INR)	(INR)		(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2021	272	28,048		36	7	—	11,596	55	40,014
Additions during the year	89	4,547	-	—	—	—	—	35	4,671
Disposals and adjustments during the year	(6)	(3)	-	—	—	—	—	(13)	(22)
Capitalised during the year	—	—		—	—	—	—	(9)	(9)
As at March 31, 2022	355	32,592		36	7	—	11,596	68	44,654
Additions during the year	267	—		—	—	—	—	110	377
Disposals and adjustments during the year	—	—		—	—	—	—	(15)	(15)
Capitalised during the year	—	—		—	—	—	—	(12)	(12)
As at March 31, 2023	622	32,592		36	7	—	11,596	151	45,004
Additions during the year	304	—		—	—	626	—	30	960
Capitalised during the year	—	—		—	—	—	—	(124)	(124)
As at March 31, 2024	926	32,592		36	7	626	11,596	57	45,840

Accumulated amortisation
As at April 1, 2021	132	3,468		4	—	—	—	—	3,604
Charge for the year (refer Note 31)	26	1,278		1	0	—	—	—	1,305
Disposals and adjustments during the year	(4)	—		—	—	—	—	—	(4)
Capitalised during the year	25	—		—	—	—	—	—	25
As at March 31, 2022	179	4,746		5	0	—	—	—	4,930
Charge for the year (refer Note 31)	56	1,408		—	0	—	—	0	1,464
Capitalised during the year	15	—		—	—	—	—	—	15
As at March 31, 2023	250	6,154		5	0	—	—	0	6,409
Charge for the year (refer Note 31)	136	1,348		1	0	—	—	0	1,485
Capitalised during the year	—	63		—	—	—	—	—	63
As at March 31, 2024	386	7,565		6	0	—	—	0	7,957

Net book value
As at April 1, 2022 (INR)	176	27,846		31	7	—	11,596	68	39,724
As at March 31, 2023 (INR)	372	26,438		31	7	—	11,596	151	38,595
As at March 31, 2024 (INR)	540	25,027		30	7	626	11,596	57	37,883
As at March 31, 2024 (USD)	6	300		0	0	8	139	1	455

# Remaining life of customer contracts ranges from 14 to 20 years as on March 31, 2024 (March 31, 2023: 15 to 21 years, March 31, 2022: 16 to 22 years).

Mortgage and hypothecation on intangible assets:

Intangible assets are subject to a pari passu first charge to respective lenders for senior secured bonds, project term loans, buyer's / supplier's credit, working capital loan, debentures, senior secured notes and acceptances as disclosed in Note 18 and Note 23.

Below is the break-up for goodwill:

	As at March 31,
Group of CGU / individual CGU	2024	2023
Ostro Energy Group (wind power segment)	9,903	9,903
ReNew Vayu Urja (wind power segment)	756	756
Prathamesh Solarfarms (solar power segment)	428	428
Others (wind power segment)*	145	145
Others (solar power segment)*	364	364

* includes amount allocated against multiple group of CGUs and the amount allocated to each group of CGU is not material.

The Group undertook the impairment testing of Goodwill assigned to each Individual or Group of CGUs as at March 31, 2024 and 2023 by applying the Value in Use ('VIU') approach. The Group has entered into Power Purchase Agreements (PPA) upto 25 years which entitles the Group to a fixed tariff over the tenure of PPAs. Accordingly, the Group for computing the VIU has determined cash flow projections based on fixed tariffs as specified in the PPAs upto the remaining tenure of PPAs and for periods thereafter, the Group has used forecasted tariffs based on assessment provided by an external specialist. The key assumptions used in computation of VIU are the Plant Load Factor (PLF), a measure of average capacity utilisation of a power plant, used in revenue projections, future operating and maintenance expenses and discount rates.

The PLF is determined based on forecasts after considering study of future wind speed (only for wind segment) and past performance; operation and maintenance expenses are based on prevaling prices and quotations received (adjusted for inflation) together with business plans; and discount rates are based on weighted average cost of capital. These assumptions are forward-looking and are affected by future economic and climatic conditions including wind speed.

Based on the results of the impairment test, the estimated value in use of each Group of CGU and individual CGU was more than their respective carrying values, by the following amounts:

	As at March 31,
Group of CGU / individual CGU	2024	2023
Ostro Energy Group (wind power segment)[1]	2,050	583
ReNew Vayu Urja (wind power segment)[2]	1,185	1,831
Prathamesh Solarfarms (solar power segment)[3]	685	964
Others (wind power segment)[2]	2,318	1,706
Others (solar power segment)[3]	911	1,844

(1) The Group has engaged external specialists to assist in determining (a) future PLFs and (b) discount rates and computation of VIU. The Group has currently estimated a discount rate of 12.12% (March 31, 2023: 11.32%; March 31, 2022: 11.20%), PLF of 26.27% (March 31, 2023: 26.27%; March 31, 2022: 27.76%) and future operating and maintenance costs of INR 0.75 million per MW (March 31, 2023: INR 0.75 million per MW; March 31, 2022: INR 0.7 million per MW) adjusted for future inflation. Increase in discount rate by 0.38% per annum (March 31, 2023: 0.11% per annum) or decrease in PLF by 0.62% (March 31, 2023: 0.18% per annum) or increase in future operating and maintenance expenses by 28.93% per annum (March 31, 2023: 8% per annum), would result in value in use to be equal to the carrying amount.

(2) The Group has currently estimated discount rates ranging between 11.43% to 13.09% (March 31, 2023: 10.55% to 12.38%;March 31, 2022: 11.05% to 12.34%), PLF of 22.50% to 31.70% (March 31, 2023: 22.50% to 31.70%; March 31, 2022: 22.97% to 32.82%) and future operating and maintenance costs of INR 0.75 million per MW (March 31, 2023: INR 0.75 million per MW; March 31, 2022: INR 0.70 million per MW) adjusted for future inflation. The Management believes that any reasonably possible change in the key assumptions on which value in use is based would not cause the aggregate carrying amount of each group of CGU and individual CGU to exceed the aggregate value in use.

(3) The Group has currently estimated discount rates ranging between 11.74% to 13.52% (March 31, 2023: 10.68% to 11.51%; March 31, 2022: 10.29% to 10.97%), PLF of 18.13% to 24.62% (March 31, 2023: 18.13% to 24.62%; March 31, 2022: 16.42% to 29.51%) and future operating and maintenance costs of INR 0.50 million per MW (March 31, 2023: INR 0.50 million per MW; March 31, 2022: INR 0.47 million per MW) adjusted for future inflation. The Management believes that any reasonably possible change in the key assumptions on which value in use is based would not cause the aggregate carrying amount of each group of CGU and individual CGU to exceed the aggregate value in use.